Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	$ 90,980	$ 81,139	$ 108,971
Oil and gas properties [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	76,720	66,011	89,344
Machinery [member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	12,244	12,468	16,820
Furniture and Fixtures [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	1,344	1,960	2,317
Buildings and improvements
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	672	700	490
Productive Land [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	88,964	78,479	106,164
Administrative Assets [Member]
Disclosure Of Depreciation [Line Items]
Depreciation, property, plant and equipment	$ 2,016	$ 2,660	$ 2,807